GENERAL AND ADMINISTRATIVE (Schedule of General and Administrative Expenses Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of general and administrative expense [Abstract]
Office and administrative expenses	$ 6,667	$ 5,520
Amortization and depreciation	1,196	1,227
Salaries and benefits	8,395	7,397
Share-based compensation	1,566	1,015
Professional fees	861	1,659
Total general and administrative	$ 18,685	$ 16,818